Provisions - Schedule of changes in fair value of plan assets, United Kingdom (Details) - United Kingdom - Plan assets - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	€ 10,152	€ 17,244	€ 15,575
Net incorporation of companies into the Group	(41)	0	0
Expected return on plan assets	498	320	225
Benefits paid	(434)	(487)	(463)
Contributions	225	262	285
Actuarial gains/(losses)	(406)	(6,517)	541
Exchange differences and other items	214	(670)	1,081
Fair value of plan assets at end of year	€ 10,208	€ 10,152	€ 17,244